CASH AND BANK BALANCES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CASH AND BANK BALANCES
Cash on hand	¥ 1,709	¥ 8
Cash at banks	26,171	12,336
Cash and bank balances	¥ 27,880	¥ 12,344